Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(3)	Compensation Actually Paid to Second PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7)	Adjusted EBITDA(8)
	($)	($)	($)	($)	($)	($)	($)	($)	(h)	(i)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	($ in thousands)
2024	N/A	6,043,435	N/A	14,472,158	749,384	977,061	199.74	205.11	85,749	147,486
2023	N/A	9,608,505	N/A	11,699,671	1,171,205	1,405,400	126.71	126.40	46,561	136,343
2022	525,459	6,913,269	(52,920)	6,687,110	1,181,201	1,041,667	93.64	120.78	15,686	82,828
2021	4,481,386	N/A	5,931,625	N/A	1,141,200	1,376,759	121.22	147.08	38,077	74,692

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Randal W. Baker served as President and Chief Executive Officer during all of fiscal 2021 and in fiscal 2022 until October 8, 2021 and is identified as First PEO in the table. The negative amount of compensation actually paid reported for fiscal 2022 reflects a decline in the value of outstanding equity awards in that fiscal year and the forfeiture of certain awards in that year as a result of his departure.Paul E. Sternlieb has served as Chief Executive Officer since October 8, 2021 and is identified as Second PEO in the table.
Adjustment To PEO Compensation, Footnote	"Compensation actually paid" to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for fiscal 2024, as adjusted per SEC rules as follows:

Adjustments	For Fiscal 2024
	Second PEO	Average Non-PEO NEOs
	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,098,164)	(306,749)
Increase based on ASC 718 Fair Value of Awards Granted during Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End	6,526,962	281,236
Increase based on ASC 718 Fair Value of Awards Granted during the Fiscal Year that Vested during the Fiscal Year, determined as of Vesting Date	—	63,225
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End	4,559,669	149,133
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	1,432,379	159,129
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during the Fiscal Year, determined as of Prior Fiscal Year End	—	(118,786)
Increase Based on Dividends or Other Earnings Paid during the Fiscal Year prior to Vesting Date	7,877	488
Increase Based on Incremental Fair Value of Options/SARs Modified During Fiscal Year	—	—
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year	—	—
TOTAL ADJUSTMENTS	8,428,723	227,677

Non-PEO NEO Average Total Compensation Amount	$ 749,384	$ 1,171,205	$ 1,181,201	$ 1,141,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 977,061	1,405,400	1,041,667	1,376,759
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation actually paid" to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for fiscal 2024, as adjusted per SEC rules as follows:

Adjustments	For Fiscal 2024
	Second PEO	Average Non-PEO NEOs
	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,098,164)	(306,749)
Increase based on ASC 718 Fair Value of Awards Granted during Fiscal Year that Remain Unvested as of Fiscal Year End, Determined as of Fiscal Year End	6,526,962	281,236
Increase based on ASC 718 Fair Value of Awards Granted during the Fiscal Year that Vested during the Fiscal Year, determined as of Vesting Date	—	63,225
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Fiscal Year End	4,559,669	149,133
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	1,432,379	159,129
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during the Fiscal Year, determined as of Prior Fiscal Year End	—	(118,786)
Increase Based on Dividends or Other Earnings Paid during the Fiscal Year prior to Vesting Date	7,877	488
Increase Based on Incremental Fair Value of Options/SARs Modified During Fiscal Year	—	—
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year	—	—
TOTAL ADJUSTMENTS	8,428,723	227,677
This amount is the average of the total compensation, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table appearing on page 34, of the Non-NEO PEOs in each year. The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

Fiscal 2024	Fiscal 2023	Fiscal 2022		Fiscal 2021
P. Shannon Burns	Anthony P. Colucci	Anthony P. Colucci	Barbara G. Bolens	Rick T. Dillon
Benjamin J. Topercer	Benjamin J. Topercer	Benjamin J. Topercer	Scott M. Vuchetich	John Jeffrey Schmaling
James P. Denis	James P. Denis	Rick T. Dillon	Bryan R. Johnson	Fabrizio Rasetti
Eric T. Chack	Markus Limberger	John Jeffrey Schmaling	Fabrizio Rasetti	Barbara G. Bolens
Anthony P. Colucci	Barbara G. Bolens

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 199.74	126.71	93.64	121.22
Peer Group Total Shareholder Return Amount	205.11	126.40	120.78	147.08
Net Income (Loss)	$ 85,749	$ 46,561	$ 15,686	$ 38,077
Company Selected Measure Amount	147,486	136,343	82,828	74,692
Additional 402(v) Disclosure	Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.Represents Represents net income of Enerpac and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.The Company selected measure is adjusted EBITDA, which is a measure used in the annual cash incentive plan. Adjusted EBITDA is the Company’s earnings before interest, income tax, depreciation and amortization expenses, adjusted by adding selected expenses that the Talent Development and Compensation Committee believes do not reflect normal operating conditions and subtracting certain selected income items that the Talent Development and Compensation Committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the Company in its quarterly and annual earnings announcements, with additional adjustments to exclude annual incentive compensation expense and for certain items selected by the Talent Development and Compensation Committee that it believes do not reflect normal operating conditions.
Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,043,435	$ 9,608,505	$ 6,913,269
PEO Actually Paid Compensation Amount	14,472,158	11,699,671	6,687,110
Randal W. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			525,459	$ 4,481,386
PEO Actually Paid Compensation Amount		$ 5,931,625	$ (52,920)
PEO | Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,428,723
PEO | Paul E. Sternlieb [Member] | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,098,164)
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,526,962
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,559,669
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,432,379
PEO | Paul E. Sternlieb [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul E. Sternlieb [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,877
PEO | Paul E. Sternlieb [Member] | Incremental Fair Value of Options/SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul E. Sternlieb [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO
Pay vs Performance Disclosure
Tabular List, Table
We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for fiscal 2024 to Company performance:
•Adjusted EBITDA
•Organic Sales Growth
•Adjusted EBITDA Margin; and
•Free Cash Flow Conversion.

Adjustment to Compensation, Amount	$ 227,677
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Organic Sales Growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Non-PEO NEO | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (306,749)
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,236
Non-PEO NEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,225
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,133
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,129
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,786)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0